Properties, Plant and Equipment - Other Property, Plant and Equipment - Depreciation and Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Properties, Plant and Equipment
Depreciation and amortization of other property, plant and equipment	$ 1.2	$ 1.3	$ 1.1